SCHEDULE OF COST INCURRED IN PRODUCING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Supplemental Information On Oil And Gas Operations
Acquisition of proved properties
Acquisition of unproved properties
Development costs	2,019,639	1,676,668
Exploration costs
Total costs incurred	2,019,639	1,676,668
Oil and gas revenues	688,827	815,391
Production costs	(879,471)	(829,194)
Exploration expenses
Depletion, depreciation and amortization	(104,798)	(99,855)
Impairment of oil and gas properties
Result of oil and gas producing operations before income taxes	(295,442)	(113,658)
Provision for income taxes
Results of oil and gas producing activities	$ (295,442)	$ (113,658)